Portfolio of investments—September 30, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 100.86%
Alabama: 4.00%
Education revenue: 1.26%
Homewood Educational Building Authority CHF - Horizons II LLC Series C	5.50%	10-1-2054	$1,000,000	$1,073,878
Jacksonville Public Educational Building Authority JSU Foundation Project Series A (AGM Insured)	5.00	8-1-2054	1,200,000	1,273,242
				2,347,120
Resource recovery revenue: 1.12%
Mobile County IDA AM/NS Calvert LLC Series A AMT	5.00	6-1-2054	2,000,000	2,075,083
Utilities revenue: 1.62%
West Jefferson Industrial Development Board Alabama Power Co. AMTø##	3.70	8-1-2063	3,000,000	3,000,000
				7,422,203
Arizona: 1.01%
Education revenue: 0.54%
Sierra Vista IDA American Leadership Academy, Inc.144A%%	5.00	6-15-2054	1,000,000	1,008,889
Health revenue: 0.47%
Tempe IDA Mirabella at ASU, Inc. Series A144A	6.13	10-1-2052	1,400,000	870,525
				1,879,414
Arkansas: 0.56%
Industrial development revenue: 0.56%
Arkansas Development Finance Authority United States Steel Corp. AMT	5.45	9-1-2052	1,000,000	1,047,812
California: 2.57%
Airport revenue: 0.55%
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	12-31-2043	1,000,000	1,024,403
Education revenue: 0.14%
California Infrastructure & Economic Development Bank WFCS Holdings II LLC Series A-1144A	5.00	1-1-2056	250,000	252,369
Health revenue: 0.27%
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2046	500,000	491,302
Housing revenue: 0.54%
California Statewide CDA Community Improvement Authority 1818 Platinum Triangle-Anaheim Series B144A	4.00	4-1-2057	500,000	380,027
Compton PFA144A	4.00	9-1-2027	625,000	625,100
				1,005,127
Tax revenue: 0.30%
San Francisco City & County Redevelopment Successor Agency Mission Bay South Project Series D CAB144A¤	0.00	8-1-2026	615,000	564,797
See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund | 1

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tobacco revenue: 0.19%
Tobacco Securitization Authority of Northern California Sacramento County Corp. Class 2 Series B2 CAB¤	0.00%	6-1-2060	$2,000,000	$347,200
Utilities revenue: 0.58%
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	1,000,000	1,080,383
				4,765,581
Colorado: 4.92%
Education revenue: 0.25%
Colorado ECFA New Summit Academy Series A144A	4.00	7-1-2061	600,000	460,815
GO revenue: 3.86%
Berthoud-Heritage Metropolitan District No. 10 Series A	4.75	12-1-2052	500,000	435,040
Cornerstar Metropolitan District Series A	5.25	12-1-2047	1,000,000	1,001,948
Cottonwood Highlands Metropolitan District No. 1 Series A	5.00	12-1-2049	898,000	903,573
Denver International Business Center Metropolitan District No. 1	6.00	12-1-2048	1,145,000	1,179,894
Murphy Creek Metropolitan District No. 5 Series A	6.00	12-1-2052	1,000,000	1,017,371
Pronghorn Valley Metropolitan District Series A	4.00	12-1-2051	250,000	203,235
Riverpark Metropolitan District/Arapahoe County	6.38	12-1-2054	1,150,000	1,195,312
St. Vrain Lakes Metropolitan District No. 4 Series A CAB144A¤	0.00	9-20-2054	1,000,000	725,840
Trails at Crowfoot Metropolitan District No. 3 Series B	6.88	12-15-2052	500,000	501,848
				7,164,061
Tax revenue: 0.54%
Pueblo Urban Renewal Authority Sales Tax Revenue	5.00	6-1-2036	1,000,000	999,914
Transportation revenue: 0.27%
Colorado High Performance Transportation Enterprise Plenary Roads Denver LLC AMT	5.75	1-1-2044	500,000	501,335
				9,126,125
Delaware: 0.85%
Health revenue: 0.85%
Roanoke County EDA ACTS Retirement-Life Communities, Inc. Obligated Group Series B	5.25	11-15-2053	1,500,000	1,569,176
District of Columbia: 0.76%
Education revenue: 0.56%
District of Columbia Rocketship DC Obligated Group Series A	5.75	6-1-2054	1,000,000	1,043,658
Tobacco revenue: 0.20%
District of Columbia Tobacco Settlement Financing Corp.	6.75	5-15-2040	360,000	372,551
				1,416,209
Florida: 8.63%
Education revenue: 2.81%
Capital Projects Finance Authority Series A144A	7.00	6-15-2030	1,000,000	1,050,178
Capital Trust Agency, Inc. Pineapple Cove Classical Academy, Inc. Series A144A	5.13	7-1-2039	2,000,000	2,012,807
Capital Trust Authority Kipp Miami Obligated Group Series A144A	6.00	6-15-2054	655,000	692,492
See accompanying notes to portfolio of investments
2 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Florida Development Finance Corp. Global Outreach Charter Academy Obligated Group Series A144A	4.00%	6-30-2056	$625,000	$444,340
Miami-Dade County IDA Youth Co-Op, Inc. Series A144A	6.00	9-15-2045	1,000,000	1,006,397
				5,206,214
Health revenue: 3.38%
Holmes County Hospital Corp.	6.00	11-1-2038	250,000	228,615
Lee County IDA Cypress Cove at Healthpark Florida Obligated Group Series A	5.25	10-1-2052	1,000,000	953,254
Lee County IDA Shell Point Obligated Group Series A	5.25	11-15-2054	2,000,000	2,148,005
Orange County Health Facilities Authority Presbyterian Retirement Communities, Inc. Obligated Group	5.00	8-1-2054	2,000,000	2,109,415
St. Johns County IDA Life Care Ponte Vedra Obligated Group Series A	4.00	12-15-2046	1,000,000	838,100
				6,277,389
Miscellaneous revenue: 2.21%
Village Community Development District No. 14 Series 2022 Phase I Special Assessment	5.13	5-1-2037	975,000	1,032,303
Village Community Development District No. 15 Series 2023 Phase I Special Assessment144A	5.25	5-1-2054	1,000,000	1,042,761
Village Community Development District No. 15 Series 2024, Special Assessment144A%%	4.80	5-1-2055	2,000,000	2,025,564
				4,100,628
Water & sewer revenue: 0.23%
Charlotte County IDA MSKP Town & Country Utility LLC Series A AMT144A	4.00	10-1-2051	500,000	431,543
				16,015,774
Georgia: 3.26%
Housing revenue: 0.40%
Development Authority of Cobb County Kennesaw State University Real Estate Obligated Group 2015 ABC Series C	5.00	7-15-2028	745,000	745,588
Industrial development revenue: 0.76%
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2054	1,460,000	1,408,267
Tax revenue: 0.56%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.50	4-1-2039	1,000,000	1,034,261
Utilities revenue: 1.54%
Main Street Natural Gas, Inc. Series A	5.00	5-15-2049	1,610,000	1,784,951
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.50	7-1-2064	1,000,000	1,071,375
				2,856,326
				6,044,442
See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund | 3

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Guam: 0.29%
Airport revenue: 0.29%
Antonio B Won Pat International Airport Authority Series A AMT	5.38%	10-1-2043	$500,000	$540,799
Idaho: 0.14%
Education revenue: 0.14%
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	6.25	5-1-2043	250,000	250,294
Illinois: 6.85%
Airport revenue: 1.20%
Chicago O’Hare International Airport Series A AMT	5.50	1-1-2053	2,000,000	2,223,842
Education revenue: 0.73%
Illinois Finance Authority Acero Charter Schools, Inc. Obligated Group144A	4.00	10-1-2042	250,000	227,147
Illinois Finance Authority AIM Art in Motion Series A144A	5.00	7-1-2051	1,000,000	774,268
Illinois Finance Authority Intrinsic Schools Series A144A	5.25	12-1-2025	345,000	346,561
				1,347,976
GO revenue: 2.72%
Chicago Board of Education Dedicated Capital Improvement Tax	5.75	4-1-2048	500,000	557,455
Chicago Board of Education Series A (NPFGC Insured)¤	0.00	12-1-2025	500,000	479,901
City of Chicago Series A	5.50	1-1-2041	500,000	535,313
City of Chicago Series A	5.50	1-1-2043	500,000	532,610
City of Chicago Series A	6.00	1-1-2038	1,500,000	1,567,512
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2027	685,000	638,140
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2033	1,000,000	744,209
				5,055,140
Health revenue: 0.54%
Illinois Finance Authority Silver Cross Hospital Obligated Group Series C	5.00	8-15-2044	1,000,000	1,005,283
Housing revenue: 0.56%
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A	5.00	6-15-2050	1,000,000	1,040,715
Miscellaneous revenue: 0.37%
Illinois Finance Authority Rogers Park Montessori School	6.00	2-1-2034	680,000	680,399
Tax revenue: 0.73%
Village of Hillside Mannheim Redevelopment Project Area	5.00	1-1-2030	1,345,000	1,364,654
				12,718,009
Indiana: 4.64%
Education revenue: 1.15%
Indiana Finance Authority DePauw University Series A	5.00	7-1-2047	2,055,000	2,132,333
See accompanying notes to portfolio of investments
4 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 2.04%
Indiana Finance Authority Hendricks County Hospital Obligated Group	5.25%	3-1-2054	$1,500,000	$1,637,651
Indiana Finance Authority Methodist Hospitals, Inc. Obligated Group Series A	5.50	9-15-2044	2,000,000	2,152,411
				3,790,062
Industrial development revenue: 1.45%
City of Valparaiso Pratt Paper LLC AMT144A	5.00	1-1-2054	500,000	522,207
Indiana Finance Authority Duke Energy Indiana LLC Series A4 (Sumitomo Mitsui Banking Corp. LOC)ø	3.90	12-1-2039	500,000	500,000
Indianapolis Local Public Improvement Bond Bank Series E	6.00	3-1-2053	1,500,000	1,668,709
				2,690,916
				8,613,311
Iowa: 0.30%
Tobacco revenue: 0.30%
Iowa Tobacco Settlement Authority Class 2 Series B-2 CAB¤	0.00	6-1-2065	3,490,000	564,539
Kansas: 1.65%
Health revenue: 1.04%
City of Wichita Presbyterian Manors Obligated Group%%	5.88	5-15-2050	1,000,000	1,001,622
Kansas Development Finance Authority Village Shalom Obligated Group Series A	5.25	11-15-2033	1,000,000	924,871
				1,926,493
Tax revenue: 0.61%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue	4.00	12-1-2028	35,000	33,981
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	2,490,000	1,099,008
				1,132,989
				3,059,482
Kentucky: 0.53%
Health revenue: 0.53%
Kentucky EDFA Kenton Housing Obligated Group	5.50	11-15-2035	1,000,000	991,489
Louisiana: 1.91%
Airport revenue: 0.71%
New Orleans Aviation Board Louis Armstrong International Airport Series B AMT	5.00	1-1-2048	1,305,000	1,316,536
Transportation revenue: 1.20%
Louisiana PFA Calcasieu Bridge Partners LLC AMT	5.75	9-1-2064	2,000,000	2,224,022
				3,540,558
See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund | 5

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Maryland: 1.31%
Tax revenue: 0.24%
Maryland Economic Development Corp. City of Baltimore Port Covington Development District	4.00%	9-1-2050	$500,000	$441,664
Transportation revenue: 1.07%
Maryland Economic Development Corp. Purple Line Transit Partners LLC Series B AMT	5.25	6-30-2055	1,900,000	1,990,139
				2,431,803
Massachusetts: 0.54%
Health revenue: 0.54%
Massachusetts Development Finance Agency Salem Community Corp. Obligated Group	5.13	1-1-2040	1,000,000	1,007,336
Michigan: 1.65%
Education revenue: 0.21%
Michigan Finance Authority Bradford Academy	4.80	9-1-2040	150,000	132,376
Michigan Public Educational Facilities Authority Crescent Academy	7.00	10-1-2036	262,500	262,753
				395,129
Miscellaneous revenue: 1.13%
Michigan Finance Authority Detroit Income Tax Revenue Series F1	4.50	10-1-2029	1,000,000	1,000,837
Michigan Finance Authority Detroit Public Lighting Authority Utility Users Tax Revenue Series B	5.00	7-1-2044	1,000,000	1,000,541
Michigan Public Educational Facilities Authority Chandler Park Academy	6.35	11-1-2028	105,000	105,099
				2,106,477
Tax revenue: 0.31%
Detroit Downtown Development Authority Area No. 1¤	0.00	7-1-2025	580,000	566,658
				3,068,264
Minnesota: 2.44%
Education revenue: 1.41%
City of Deephaven Eagle Ridge Academy Series A	4.40	7-1-2025	20,000	20,071
City of Deephaven Eagle Ridge Academy Series A	5.00	7-1-2030	195,000	196,667
City of Ramsey PACT Charter School Series A	5.00	6-1-2032	1,000,000	1,020,564
City of St. Cloud Athlos Academy Series A144A†	5.25	6-1-2032	1,000,000	870,000
City of Woodbury Leadership Academy Series A	4.00	7-1-2051	660,000	514,329
				2,621,631
Health revenue: 0.26%
City of Shakopee Senior Housing Revenue Benedictine Living Community LLC144Aøø	5.85	11-1-2058	485,000	478,641
Housing revenue: 0.77%
City of Minneapolis Riverton Community Housing	4.70	8-1-2026	335,000	335,096
See accompanying notes to portfolio of investments
6 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
City of Minneapolis Riverton Community Housing	4.80%	8-1-2027	$400,000	$400,186
Tender Option Bond Trust Receipts/Certificates Series 2023- BAML6016 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.12	11-15-2032	700,000	700,000
				1,435,282
				4,535,554
Missouri: 0.95%
Health revenue: 0.72%
HEFA of the State of Missouri Lutheran Senior Services Obligated Group Series A	5.25	2-1-2054	1,250,000	1,341,222
Tax revenue: 0.23%
City of Richmond Heights Francis Place Redevelopment Project Area No. 1	5.63	11-1-2025	425,000	423,403
				1,764,625
New Hampshire: 1.02%
Education revenue: 0.59%
New Hampshire Business Finance Authority University of Nevada Reno Series A (BAM Insured)	4.50	6-1-2053	1,075,000	1,086,711
Health revenue: 0.43%
New Hampshire Business Finance Authority Presbyterian Homes Obligated Group Series A	5.25	7-1-2048	750,000	803,293
				1,890,004
New Jersey: 3.57%
Airport revenue: 0.27%
New Jersey EDA Port Newark Container Terminal LLC AMT	5.00	10-1-2047	500,000	509,787
Education revenue: 0.93%
Camden County Improvement Authority Prep High School Project144A	5.00	7-15-2042	1,175,000	1,202,259
Passaic County Improvement Authority Paterson Arts & Science Charter School	5.38	7-1-2053	500,000	525,086
				1,727,345
Housing revenue: 0.54%
New Jersey TTFA Series C	5.25	6-15-2032	1,000,000	1,006,592
Industrial development revenue: 0.12%
New Jersey EDA United Airlines, Inc.	5.25	9-15-2029	215,000	215,248
Miscellaneous revenue: 1.08%
Tender Option Bond Trust Receipts/Certificates Series 2016-XM0226 (NPFGC Insured) (Bank of America N.A. LIQ)144Aø	3.04	9-11-2025	2,000,000	2,000,000
See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund | 7

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.63%
South Jersey Transportation Authority Series A	5.25%	11-1-2052	$1,075,000	$1,162,010
				6,620,982
New York: 13.58%
Airport revenue: 4.91%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.63	4-1-2040	1,000,000	1,086,651
New York Transportation Development Corp. JFK International Air Terminal LLC AMT	5.00	12-1-2041	1,660,000	1,747,098
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2054	2,000,000	2,151,316
New York Transportation Development Corp. JFK NTO LLC AMT	6.00	6-30-2054	1,000,000	1,092,726
New York Transportation Development Corp. JFK NTO LLC AMT (AGM Insured)	5.13	6-30-2060	1,000,000	1,044,501
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.25	1-1-2050	1,000,000	1,000,046
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.00	7-1-2046	1,000,000	1,000,008
				9,122,346
Education revenue: 4.87%
Build NYC Resource Corp. East Harlem Scholars Academy Charter School Obligated Group144A	5.75	6-1-2052	1,000,000	1,066,910
Build NYC Resource Corp. Hellenic Classical Charter Schools Series A144A	5.00	12-1-2041	1,200,000	1,172,627
Build NYC Resource Corp. South Bronx Charter School for International Cultures & The Arts Series A144A	7.00	4-15-2053	2,000,000	2,291,470
Hempstead Town Local Development Corp. Academy Charter School Series A	4.60	2-1-2051	500,000	403,324
Hempstead Town Local Development Corp. Academy Charter School Series A	5.73	2-1-2050	1,000,000	969,880
Hempstead Town Local Development Corp. Evergreen Charter School Series A	5.25	6-15-2052	2,000,000	2,062,294
New York State Dormitory Authority St. Joseph’s University/Brooklyn	4.00	7-1-2035	400,000	371,545
New York State Dormitory Authority St. Joseph’s University/Brooklyn	5.00	7-1-2051	750,000	704,650
				9,042,700
Health revenue: 1.36%
Onondaga Civic Development Corp. Crouse Health Hospital, Inc. Obligated Group Series A	5.38	8-1-2054	1,500,000	1,554,057
Westchester County Local Development Corp. Health Care Corp. Obligated Group	5.00	11-1-2046	1,000,000	967,086
				2,521,143
Miscellaneous revenue: 0.57%
Suffolk Regional Off-Track Betting Co.	6.00	12-1-2053	1,000,000	1,054,399
See accompanying notes to portfolio of investments
8 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.87%
New York City Transitional Finance Authority Future Tax Secured Revenue Series E-1	3.00%	2-1-2051	$1,000,000	$800,669
New York State Dormitory Authority Personal Income Tax Revenue Series A	3.00	3-15-2050	1,000,000	813,292
				1,613,961
Tobacco revenue: 0.14%
Suffolk Tobacco Asset Securitization Corp. Series B-2 CAB¤	0.00	6-1-2066	2,500,000	268,173
Transportation revenue: 0.86%
Metropolitan Transportation Authority Series C-1	5.25	11-15-2055	1,500,000	1,586,968
				25,209,690
North Carolina: 0.88%
Health revenue: 0.88%
North Carolina Medical Care Commission Carolina Meadows, Inc. Obligated Group	5.25	12-1-2054	1,500,000	1,625,016
North Dakota: 0.64%
Health revenue: 0.64%
City of Grand Forks Altru Health System Obligated Group Series A (AGM Insured)	5.00	12-1-2053	1,125,000	1,180,845
Ohio: 2.88%
Education revenue: 0.28%
Ohio Higher Educational Facility Commission Cleveland Institute of Music	5.38	12-1-2052	500,000	524,971
Housing revenue: 1.09%
State of Ohio Department of Transportation AMT	5.00	6-30-2053	2,000,000	2,011,753
Tobacco revenue: 1.51%
Buckeye Tobacco Settlement Financing Authority Class 2 Series B-2	5.00	6-1-2055	1,975,000	1,857,528
Buckeye Tobacco Settlement Financing Authority Class 2 Series B-3 CAB¤	0.00	6-1-2057	10,000,000	951,537
				2,809,065
				5,345,789
Oregon: 0.35%
Health revenue: 0.35%
Astoria Hospital Facilities Authority Columbia Lutheran Charities Obligated Group	5.25	8-1-2054	500,000	535,469
Polk County Hospital Facility Authority Dallas Mennonite Retirement Community Obligated Group Series A	5.00	7-1-2025	120,000	120,588
				656,057
Pennsylvania: 2.72%
Education revenue: 0.41%
Philadelphia IDA Independence Charter School West	5.00	6-15-2039	750,000	750,347
See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund | 9

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 1.89%
Lancaster County Hospital Authority Penn State Health Obligated Group	5.00%	11-1-2051	$1,000,000	$1,042,885
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series Dø	3.95	9-1-2050	1,000,000	1,000,000
Pennsylvania EDFA Presbyterian Homes Obligated Group Series B-1	5.25	7-1-2049	500,000	534,663
Quakertown General Authority LifeQuest Obligated Group Series C	5.30	7-1-2042	1,000,000	937,574
				3,515,122
Miscellaneous revenue: 0.42%
Chester County IDA Woodlands at Greystone Neighborhood Improvement District144A	5.13	3-1-2048	790,000	782,195
				5,047,664
Puerto Rico: 1.63%
Tax revenue: 1.63%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series A- 1##	5.00	7-1-2058	3,000,000	3,029,626
South Carolina: 1.45%
Education revenue: 0.84%
South Carolina Jobs-EDA Columbia College/SC Obligated Group Series A	5.75	10-1-2045	500,000	498,430
South Carolina Jobs-EDA Riverwalk Academy Series A144A	7.00	6-15-2043	1,000,000	1,060,530
				1,558,960
Health revenue: 0.54%
South Carolina Jobs-EDA Episcopal Home at Still Hopes Obligated Group Series A	5.00	4-1-2048	1,000,000	1,001,814
Resource recovery revenue: 0.07%
South Carolina Jobs-EDA RePower South Berkeley LLC†	8.00	12-6-2029	100,000	80,000
South Carolina Jobs-EDA RePower South Berkeley LLC AMT144A♦‡†	6.25	2-1-2045	1,000,000	50,000
				130,000
				2,690,774
Tennessee: 2.75%
Health revenue: 0.48%
Tender Option Bond Trust Receipts/Certificates Series 2022- BAML5024 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	1.84	9-1-2036	885,000	885,000
Housing revenue: 1.99%
Knox County Health Educational & Housing Facility Board Provident Group - UTK Properties LLC Series A-1 (BAM Insured)	5.25	7-1-2049	1,250,000	1,354,551
Shelby County Health & Educational Facilities Board Madrone Memphis Student Housing I LLC Series A1144A	5.25	6-1-2056	2,250,000	2,346,703
				3,701,254
See accompanying notes to portfolio of investments
10 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.28%
Nashville Metropolitan Development & Housing Agency Fifth & Broadway Redevelopment Area144A	5.13%	6-1-2036	$500,000	$512,475
				5,098,729
Texas: 5.31%
Education revenue: 1.68%
Arlington Higher Education Finance Corp. LTTS Charter School, Inc. Series A	7.00	3-1-2034	320,000	320,313
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	6.38	2-15-2052	1,500,000	1,539,115
Arlington Higher Education Finance Corp. Wayside Schools Series A	4.00	8-15-2046	860,000	750,385
Pottsboro Higher Education Finance Corp. Imagine International Academy of North Texas LLC Series A	3.88	8-15-2026	520,000	513,046
				3,122,859
GO revenue: 0.49%
City of Port Isabel144A	5.10	2-15-2049	900,000	912,044
Health revenue: 1.00%
Tarrant County Cultural Education Facilities Finance Corp. Buckner Retirement Services, Inc. Obligated Group	5.00	11-15-2046	1,000,000	1,001,693
Tarrant County Cultural Education Facilities Finance Corp. Cumberland Rest, Inc. Obligated Group	5.00	10-1-2049	800,000	855,736
				1,857,429
Industrial development revenue: 0.56%
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.25	1-1-2054	1,000,000	1,044,800
Tax revenue: 0.23%
Baytown Municipal Development District Convention Center Hotel Revenue Series B144A	5.00	10-1-2050	500,000	413,964
Transportation revenue: 1.24%
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments 3 LLC AMT	5.00	6-30-2058	2,250,000	2,303,053
Utilities revenue: 0.11%
SA Energy Acquisition Public Facility Corp.	5.50	8-1-2027	190,000	198,786
				9,852,935
Utah: 2.27%
Education revenue: 0.54%
Utah Charter School Finance Authority Freedom Academy Foundation Series A144A	5.00	6-15-2041	1,020,000	990,471
See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund | 11

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 1.20%
Mida Mountain Village Public Infrastructure District Assessment Area No. 2144A	4.00%	8-1-2050	$1,000,000	$876,301
Wood Ranch Public Infrastructure District Assessment Area No. 1144A	5.63	12-1-2053	1,300,000	1,349,916
				2,226,217
Tax revenue: 0.53%
Utah Inland Port Authority Crossroads Public Infrastructure District AJL Project Area144A	4.38	6-1-2052	1,000,000	988,303
				4,204,991
Virginia: 1.39%
Health revenue: 0.30%
Roanoke County EDA Friendship Foundationøø	5.50	9-1-2058	550,000	550,320
Transportation revenue: 1.09%
Virginia Small Business Financing Authority I-66 Express Mobility Partners LLC AMT	5.00	12-31-2052	2,000,000	2,032,048
				2,582,368
Washington: 3.41%
Health revenue: 2.43%
Jefferson County Public Hospital District No. 2 Series A	6.88	12-1-2053	1,500,000	1,532,278
Skagit County Public Hospital District No. 1 City of Shreveport Water & Sewer Revenue	5.50	12-1-2054	1,000,000	1,078,431
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2050	750,000	789,472
Washington State Housing Finance Commission Eastside Retirement Association Obligated Group Series A	5.00	7-1-2048	1,050,000	1,104,869
				4,505,050
Housing revenue: 0.98%
Washington State Housing Finance Commission German Retirement Home of the State of Washington Obligated Group Series A144A	5.75	1-1-2053	1,290,000	1,294,965
Washington State Housing Finance Commission Provident Group-SH I Properties LLC	5.00	7-1-2054	500,000	523,851
				1,818,816
				6,323,866
West Virginia: 1.53%
Tax revenue: 1.53%
County of Ohio	5.25	6-1-2053	1,000,000	1,043,504
Monongalia County Commission Excise Tax District Series A144A	5.75	6-1-2043	1,750,000	1,794,232
				2,837,736
Wisconsin: 5.72%
Education revenue: 3.89%
PFA Contemporary Science Center, Inc. Series A144A	5.63	7-1-2045	1,000,000	1,006,649
PFA Estancia Valley Classical Academy Series A144A	4.25	7-1-2051	1,000,000	742,518
See accompanying notes to portfolio of investments
12 | Allspring High Yield Municipal Bond Fund

Portfolio of investments—September 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
PFA Triad Math & Science Academy Co.	5.00%	6-15-2042	$1,140,000	$1,173,073
PFA Triad Math & Science Academy Co.	5.25	6-15-2052	1,610,000	1,657,721
PFA Uwharrie Charter Academy Series A144A	5.00	6-15-2042	1,310,000	1,343,423
PFA Wilson Preparatory Academy Series A144A	5.00	6-15-2039	1,285,000	1,289,820
				7,213,204
Health revenue: 1.54%
Wisconsin HEFA Masonic Home Obligated Group Series A	5.75	8-15-2054	1,450,000	1,583,199
Wisconsin HEFA Wisconsin Illinois Senior Housing, Inc. Series A	5.25	8-1-2048	1,500,000	1,277,095
				2,860,294
Housing revenue: 0.29%
PFA Eastern Michigan University Campus Living LLC Series A-1 (BAM Insured)	5.50	7-1-2052	500,000	547,298
				10,620,796
Total municipal obligations (Cost $187,559,852)				187,190,667

		Yield	Shares
Short-term investments: 0.11%
Investment companies: 0.11%
Allspring Government Money Market Fund Select Class♠∞##		4.86	209,043	209,043
Total short-term investments (Cost $209,043)				209,043
Total investments in securities (Cost $187,768,895)	100.97%			187,399,710
Other assets and liabilities, net	(0.97)			(1,796,709)
Total net assets	100.00%			$185,603,001

ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated as collateral for when-issued securities.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is purchased on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

See accompanying notes to portfolio of investments
Allspring High Yield Municipal Bond Fund | 13

Portfolio of investments—September 30, 2024 (unaudited)

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
NTO	New Terminal One
PFA	Public Finance Authority
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$936,490	$20,749,953	$(21,477,400)	$0	$0	$209,043	209,043	$18,022
See accompanying notes to portfolio of investments
14 | Allspring High Yield Municipal Bond Fund

Notes to portfolio of investments—September 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$187,140,667	$50,000	$187,190,667
Short-term investments
Investment companies	209,043	0	0	209,043
Total assets	$209,043	$187,140,667	$50,000	$187,399,710
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
 At September 30, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring High Yield Municipal Bond Fund | 15